Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Income Statement [Abstract]
Revenues
Operating expenses
Professional fees	141,557	3,706,994
Regulatory fees		337,500
Rent expenses		118,696
General and administrative expenses	69,660	446,928
Total operating expenses	211,217	4,610,118
Operating loss	(211,217)	(4,610,118)
Other income (expenses)
Interest income		24
Interest expense	(35,393)	(211,895)
Total other income (expenses)	(35,393)	(211,871)
Net loss	$ (246,610)	$ (4,821,989)
Loss per common share, basic	$ (0.01)	$ (0.07)
Loss per common share, diluted	$ (0.01)	$ (0.07)
Weighted average number of common shares outstanding, basic	17,422,029	65,477,896
Weighted average number of common shares outstanding, diluted	17,422,029	65,477,896